Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 278,794	$ 221,060
Short-term bank deposits and restricted deposits	1,524	2,213
Trade and unbilled receivables and contract assets, net	2,519,562	2,067,846
Other receivables and prepaid expenses	156,330	160,728
Inventories, net	1,316,688	1,219,920
Total current assets	4,272,898	3,671,767
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	184,338	201,574
Long-term trade and unbilled receivables and contract assets	312,097	259,150
Long-term bank deposits and other receivables	69,269	58,076
Deferred income taxes, net	118,513	89,452
Severance pay fund	293,716	287,104
Total long-term investments and receivables	977,933	895,356
OPERATING LEASE RIGHT OF USE ASSETS	423,088	365,763
PROPERTY, PLANT AND EQUIPMENT, NET	786,972	766,532
GOODWILL	1,316,768	1,340,617
OTHER INTANGIBLE ASSETS, NET	280,238	295,323
TOTAL ASSETS	8,057,897	7,335,358
CURRENT LIABILITIES:
Short-term bank credit and loans	312,993	208,399
Current maturities of long-term loans and Series A Notes	17,972	199,882
Operating lease liabilities	65,520	62,565
Trade payables	1,007,237	926,338
Other payables and accrued expenses	1,218,273	1,052,080
Contract liabilities (customer advances)	1,000,159	723,581
Total current liabilities	3,622,154	3,172,845
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	408,820	440,124
Employee benefit liabilities	914,364	836,535
Deferred income taxes and tax liabilities, net	132,442	114,419
Contract liabilities (customer advances)	169,073	62,830
Operating lease liabilities	397,936	323,287
Other long-term liabilities	181,741	225,478
Total long-term liabilities	2,204,376	2,002,673
COMMITMENTS AND CONTINGENT LIABILITIES
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2020 and 2019; Issued and outstanding 44,198,330 shares as of December 31, 2020 and 2019, respectively.	12,742	12,742
Additional paid-in capital	415,654	411,568
Accumulated other comprehensive loss	(211,222)	(144,963)
Retained earnings	2,000,980	1,862,059
Total Elbit Systems Ltd. equity		2,141,406
Non-controlling interests	13,213	18,434
Total equity	2,231,367	2,159,840
TOTAL LIABILITIES AND EQUITY	$ 8,057,897	$ 7,335,358